CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents			¥ 3,778,115	$ 672,815	¥ 4,684,003
Restricted cash			671	18,018	125,437
Total cash, cash equivalents, and restricted cash			3,778,786	$ 690,833	¥ 4,809,440
Convertible redeemable preferred shares
Reconciliation to amounts on consolidated balance sheets:
Issuance cost	¥ 0	¥ 519	¥ 644
IPO and over-allotment option
Reconciliation to amounts on consolidated balance sheets:
Issuance cost	¥ 31,776